11 Greenway Plaza
Houston, TX 77046

invesco.com
September 2, 2025
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Investment Funds (Invesco Investment Funds)
CIK 0000826644
1933 Act Registration No. 033-19338
1940 Act Registration No. 811-05426
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”) that the Prospectus and the Statement of Additional Information relating to the Class R shares, as applicable, of:
Invesco Health Care Fund
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 201 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 28, 2025.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 652-4277 or Amy.Shapiro@invesco.com.
Very truly yours,
/s/ Amy Shapiro
Amy Shapiro Senior Counsel